COLLATERAL SECURITY FOR BORROWINGS	12 Months Ended
Dec. 31, 2021
COLLATERAL SECURITY FOR BORROWINGS
COLLATERAL SECURITY FOR BORROWINGS

NOTE 17 – COLLATERAL SECURITY FOR BORROWINGS

The total carrying amount for vessels which have been provided as security amounts to USD 1,928m as of 31 December 2021 (2020: USD 1,711m), including transferred ownership under sale and leaseback arrangements, where the vessels are not derecognized and where vessels are provided as security for lease debt.

Please refer to Note 1 for further information.